TRANSACTIONS WITH RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
A. Fees and related benefits and compensation expenses in respect of options granted to a member of the Board who is a related party	$ 239	$ 173